RELATED PARTY TRANSACTIONS - Balances outstanding (Details) - USD ($) $ in Millions	Sep. 30, 2024	Dec. 31, 2023
Current payables (purchases of goods and services) | Sales to ANTA Sports and subsidiaries
Disclosure of transactions between related parties [line items]
Amount payable to related parties	$ 8.2	$ 6.3
Current receivables (sales of goods) | Sales to ANTA Sports and subsidiaries
Disclosure of transactions between related parties [line items]
Accounts receivable to related parties	11.4	0.0
Accounts receivable, net | Parent company (Amer Sports Holding (Cayman) Limited)
Disclosure of transactions between related parties [line items]
Accounts receivable to related parties	0.0	18.0
Other receivables | Parent company (Amer Sports Holding (Cayman) Limited)
Disclosure of transactions between related parties [line items]
Accounts receivable to related parties	0.0	13.3
Loans from related parties taken in 2022 | Parent company (Amer Sports Holding (Cayman) Limited)
Disclosure of transactions between related parties [line items]
Amount payable to related parties	0.0	11.9
Interest expenses | Parent company (Amer Sports Holding (Cayman) Limited)
Disclosure of transactions between related parties [line items]
Amount payable to related parties	0.0	0.8
Right-of-use asset / Lease liability | Low Tide Properties Ltd.
Disclosure of transactions between related parties [line items]
Amount payable to related parties	0.7	0.9
Provisions short and long-term incentive | Key management personnel
Disclosure of transactions between related parties [line items]
Amount payable to related parties	$ 6.1	$ 17.9